Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000028113
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,490	$ 10,333	$ 10,214	$ 11,797	$ 11,689	$ 11,398	$ 10,497	$ 10,532	$ 10,418	$ 9,760	$ 9,573
C000057412
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,316	11,043	10,905	12,551	12,405	12,065	11,083	11,090	10,942	10,226	10,000
C000028115
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,132	10,095	10,069	11,705	11,673	11,482	10,645	10,780	10,744	10,123	10,000
C000057409
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,311	11,044	10,907	12,569	12,409	12,073	11,089	11,092	10,944	10,227	10,000
C000135460
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 12,391	11,092	10,950	12,612	12,445	12,102	11,110	11,108	10,967	10,232	10,000
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237	11,060	10,969	10,989	10,314	10,000
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237	11,060	10,969	10,989	10,314	10,000
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237	11,060	10,969	10,989	10,314	10,000
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	11,378	11,145	12,672	12,743	12,237	11,060	10,969	10,989	10,314	10,000
Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Account Value	$ 12,588	$ 11,378	$ 11,145	$ 12,672	$ 12,743	$ 12,237	$ 11,060	$ 10,969	$ 10,989	$ 10,314	$ 10,000